Schedule of investments
Macquarie Science and Technology Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.18%♣
Communication Services — 13.45%
Meta Platforms Class A	634,402	$ 468,245,772
Netflix †	113,685	152,238,994
Take-Two Interactive Software †	555,748	134,963,402
ZoomInfo Technologies †	7,509,560	75,996,747
		831,444,915
Consumer Discretionary — 11.75%
Amazon.com †	1,091,278	239,415,480
DoorDash Class A †	458,199	112,950,636
DraftKings Class A †	2,383,631	102,233,934
MercadoLibre †	55,832	145,924,190
SharkNinja †	1,272,673	125,981,900
		726,506,140
Financials — 1.47%
Coinbase Global Class A †	260,098	91,161,748
		91,161,748
Healthcare — 4.07%
Alnylam Pharmaceuticals †	188,262	61,390,355
Boston Scientific †	1,002,626	107,692,059
Intuitive Surgical †	151,631	82,397,802
		251,480,216
Industrials — 5.15%
Copart †	1,018,870	49,995,951
Howmet Aerospace	667,428	124,228,374
Uber Technologies †	1,544,057	144,060,518
		318,284,843
Information Technology — 62.82%
Advanced Micro Devices †	1,136,636	161,288,648
Analog Devices	282,728	67,294,919
Arista Networks †	1,218,609	124,675,887
ASML Holding	168,764	135,245,782
Broadcom	1,110,838	306,202,495
Cadence Design Systems †	395,516	121,878,255
CDW	959,601	171,375,143
HubSpot †	88,468	49,243,943
Intuit	170,689	134,439,777
Lam Research	1,765,607	171,864,185
Micron Technology	1,202,022	148,149,211
Microsoft	696,118	346,256,054
Monday.com †	244,479	76,883,756
NVIDIA	3,068,008	484,714,584
SAP ADR	714,154	217,174,231
Seagate Technology Holdings	3,345,105	482,799,005
Shopify Class A †	936,269	107,998,629
Snowflake Class A †	339,897	76,058,752
Taiwan Semiconductor Manufacturing ADR	1,357,833	307,535,596
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Unity Software †	3,322,789	$ 80,411,494
Zebra Technologies Class A †	367,259	113,247,985
		3,884,738,331
Real Estate — 0.47%
Equinix	36,743	29,227,954
		29,227,954
Total Common Stocks (cost $3,333,806,735)		6,132,844,147

Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	15,110,903	15,110,903
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	15,110,903	15,110,903
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	15,110,903	15,110,903
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	15,110,904	15,110,904
Total Short-Term Investments (cost $60,443,613)		60,443,613

Total Value of Securities—100.16% (cost $3,394,250,348)		6,193,287,760
Liabilities Net of Receivables and Other Assets—(0.16%)		(9,809,807)
Net Assets Applicable to 96,875,949 Shares Outstanding—100.00%		$6,183,477,953
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [0625] 0825 (4730775)    1